Contingencies and Commitments (Details 1) $ in Thousands	Dec. 31, 2020 CLP ($)
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	$ 1,058,508,954
Purchase and contract related to wine and grape	22,704,165
Within 1 year
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	231,628,170
Purchase and contract related to wine and grape	13,762,365
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	826,880,784
Purchase and contract related to wine and grape	$ 8,941,800